Item 1. Report to Shareholders

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Semiannual Report
(Unaudited)

                                 For a share outstanding throughout each period
               -----------------------------------------------------------------
               6 Months       Year
                  Ended      Ended
                6/30/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning of
period         $  21.38   $  15.24   $  19.44   $  19.84   $  20.07   $  16.28

Investment
activities

  Net investment
  income (loss)   (0.04)     (0.04)     (0.05)     (0.04)     (0.04)     (0.02)

  Net realized
  and unrealized
  gain (loss)      1.76       6.18      (4.15)     (0.20)      1.59       4.08

  Total from
  investment
  activities       1.72       6.14      (4.20)     (0.24)      1.55       4.06

Distributions

  Net realized
  gain             --         --         --        (0.16)     (1.78)     (0.27)

NET ASSET VALUE

End of period  $  23.10   $  21.38   $  15.24   $  19.44   $  19.84   $  20.07
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^      8.04%     40.29%    (21.60)%    (1.18)%     7.86%     25.10%

Ratio of total
expenses to
average net
assets             0.64%!     0.65%      0.65%      0.65%      0.65%      0.70%

Ratio of net
investment
income (loss)
to average
net assets       (0.30)%!   (0.26)%    (0.31)%    (0.23)%    (0.20)%    (0.13)%

Portfolio
turnover
rate               40.8%!     52.2%      38.1%      48.6%      67.5%      55.4%

Net assets,
end of period
(in thousands)  $352,013   $382,468   $263,326   $308,279   $308,336   $265,724

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (1)
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)

                                                    Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS  98.1%

CONSUMER DISCRETIONARY  13.6%

Hotels, Restaurants & Leisure  1.9%

Fairmont Hotels                                    115,000                3,099

PF Chang's China Bistro *                           31,000                1,276

The Cheesecake Factory *                            54,000                2,149

                                                                          6,524

Household Durables  0.6%

Garmin                                              55,000                2,037

                                                                          2,037

Leisure Equipment & Products  1.1%

Brunswick                                           99,000                4,039

                                                                          4,039

Media  4.5%

Cablevision Systems, Class A *                      77,000                1,513

Catalina Marketing *                               101,000                1,847

Citadel Broadcasting *                             201,000                2,929

Cox Radio, Class A *                                81,000                1,408

Entercom Communications *                           32,600                1,216

Getty Images *                                       8,000                  480

Lamar Advertising, Class A *                        19,000                  824

Rogers Communications, Class B                     102,000                1,849

Scholastic *                                        59,000                1,767

XM Satellite Radio
  Holdings, Class A *                               77,000                2,101

                                                                         15,934

Multiline Retail  1.6%

Dollar Tree Stores *                                81,000                2,222

Family Dollar Stores                               112,000                3,407

                                                                          5,629

Specialty Retail  3.9%

Best Buy                                            56,000                2,841

O'Reilly Automotive *                               50,000                2,260

PETsMART                                           121,000                3,927

Ross Stores                                         93,000                2,489

Williams-Sonoma *                                   68,000                2,241

                                                                         13,758

Total Consumer Discretionary                                             47,921


CONSUMER STAPLES  2.3%

Beverages  0.9%

Cott *                                              93,000                3,013

                                                                          3,013

Food & Staples Retailing  1.4%

Shoppers Drug Mart (CAD) *                          50,000                1,246

Whole Foods Market                                  40,000                3,818

                                                                          5,064

Total Consumer Staples                                                    8,077


ENERGY  8.9%

Energy Equipment & Services  5.1%

BJ Services *                                      115,000                5,272

Cooper Cameron *                                    56,000                2,727

Diamond Offshore Drilling                          112,000                2,669

FMC Technologies *                                  88,000                2,534

Smith International *                               85,000                4,740

                                                                         17,942

Oil & Gas  3.8%

EOG Resources                                       62,000                3,702

Murphy Oil                                          56,000                4,127

Western Gas Resources                               77,000                2,501

XTO Energy                                         105,000                3,128

                                                                         13,458

Total Energy                                                             31,400


FINANCIALS  8.1%

Capital Markets  3.5%

AmeriTrade *                                       167,000                1,895

Eaton Vance                                         62,000                2,369

Federated Investors, Class B                        40,000                1,214

Investor's Financial Services                       34,000                1,482

Legg Mason                                          25,000                2,275

Waddell & Reed
  Financial, Class A                               131,000                2,896

                                                                         12,131

Commercial Banks  0.2%

Silicon Valley Bancshares *                         19,000                  753

                                                                            753

Diversified Financial Services  1.3%

CapitalSource *                                     96,000                2,347

Principal Financial Group                           65,000                2,261

                                                                          4,608

Insurance  2.6%

Assurant                                            62,000                1,636

Axis Capital Holdings                               50,000                1,400

Genworth Financial, Class A *                       62,000                1,423

Protective Life                                     50,000                1,934

Willis Group Holdings                               70,000                2,621

                                                                          9,014

Thrifts & Mortgage Finance  0.5%

Radian Group                                        40,000                1,916

                                                                          1,916

Total Financials                                                         28,422


HEALTH CARE  19.2%

Biotechnology  6.2%

Abgenix *                                           64,000                  750

Alkermes *                                          65,000                  884

Amylin Pharmaceuticals *                            43,000                  980

Celgene *                                           19,000                1,088

Cephalon *                                          45,000                2,430

Gilead Sciences *                                   51,000                3,417

Human Genome Sciences *                             71,000                  826

ICOS *                                              32,000                  955

ImClone Systems *                                   31,000                2,660

MedImmune *                                        208,000                4,867

Neurocrine Biosciences *                            25,000                1,296

Protein Design Labs *                               48,000                  918

Vertex Pharmaceuticals *                            71,000                  770

                                                                         21,841

Health Care Equipment & Supplies  2.6%

Edwards Lifesciences *                              53,000                1,847

Invitrogen *                                        28,000                2,016

Kinetic Concepts *                                  65,000                3,243

Waters Corporation *                                44,000                2,102

                                                                          9,208

Health Care Providers & Services  7.2%

AmerisourceBergen                                   53,000                3,168

Anthem *                                             4,000                  358

Community Health System *                           45,000                1,205

Coventry Health Care *                              31,000                1,516

Davita *                                            46,000                1,418

Health Management                                  147,000                3,296

Laboratory Corporation
  of America *                                      84,000                3,335

Manor Care                                         121,000                3,954

Omnicare                                           155,000                6,636

WebMD *                                             31,000                  289

                                                                         25,175

Pharmaceuticals  3.2%

Andrx *                                             70,000                1,955

Barr Pharmaceuticals *                              40,000                1,348

IVAX *                                             132,000                3,167

Sepracor *                                           9,000                  476

Taro Pharmaceuticals, Class A *                     42,600                1,853

Valeant Pharmaceuticals
  International                                     53,200                1,064

Watson Pharmaceuticals *                            56,000                1,506

                                                                         11,369

Total Health Care                                                        67,593


INDUSTRIALS & BUSINESS SERVICES  14.7%

Aerospace & Defense  2.3%

Alliant Techsystems *                               62,000                3,927

Rockwell Collins                                   130,000                4,332

                                                                          8,259

Air Freight & Logistics  1.2%

C.H. Robinson Worldwide                             46,000                2,109

Expeditors International
  of Washington                                     43,000                2,124

                                                                          4,233

Airlines  0.6%

JetBlue Airways *                                   68,000                1,998

                                                                          1,998

Building Products  0.9%

American Standard *                                 74,000                2,983

                                                                          2,983

Commercial Services & Supplies  5.9%

Apollo Group, Class A *                             19,000                1,677

ChoicePoint *                                      127,000                5,799

Education Management *                              71,000                2,333

Manpower                                            84,000                4,265

Robert Half International                          108,000                3,215

Viad                                               122,000                3,295

                                                                         20,584

Industrial Conglomerates  1.1%

Roper Industries                                    70,000                3,983

                                                                          3,983

Machinery  2.6%

Danaher                                             59,000                3,059

ITT Industries                                      40,000                3,320

Oshkosh Truck                                       50,000                2,866

                                                                          9,245

Trading Companies & Distributors  0.1%

MSC Industrial Direct                               13,000                  427

                                                                            427

Total Industrials & Business Services                                    51,712


INFORMATION TECHNOLOGY  24.9%

Communications Equipment  3.3%

Comverse Technology *                               63,000                1,256

Harris                                              84,000                4,263

Juniper Networks *                                  70,000                1,720

QLogic *                                            62,000                1,649

Research In Motion *                                39,000                2,669

                                                                         11,557

Computer & Peripherals  1.3%

Diebold                                             53,000                2,802

Lexmark International, Class A *                    19,000                1,834

                                                                          4,636

Electronic Equipment & Instruments  1.7%

CDW                                                 39,000                2,487

FLIR Systems *                                      40,000                2,196

Jabil Circuit *                                     56,000                1,410

                                                                          6,093

Internet Software & Services  2.0%

CNET Networks *                                     45,000                  498

InterActiveCorp *                                   28,000                  844

Monster Worldwide *                                 77,000                1,981

VeriSign *                                         186,000                3,701

                                                                          7,024

IT Services  7.5%

BearingPoint *                                     149,000                1,322

CACl International, Class A *                       28,000                1,132

Ceridian *                                         147,000                3,307

Certegy                                            108,000                4,190

Checkfree Holdings *                                40,000                1,200

DST Systems *                                       90,000                4,328

Fiserv *                                            62,000                2,411

Global Payments                                     31,000                1,396

Hewitt Associates, Class A *                        93,000                2,558

Iron Mountain *                                     68,000                3,282

SunGard Data Systems *                              56,000                1,456

                                                                         26,582

Semiconductor & Semiconductor Equipment  3.9%

Agere Systems

  Class A *                                        176,000                  405

  Class B *                                        291,000                  625

AMIS Holdings *                                     87,000                1,472

Integrated Circuit Systems *                        68,000                1,847

Intersil Holding, Class A                          124,000                2,686

Microchip Technology                                96,000                3,028

Novellus Systems *                                  59,000                1,855

Semtech *                                           71,000                1,671

                                                                         13,589

Software  5.2%

Adobe Systems                                       56,000                2,604

Cadence Design Systems *                           155,000                2,267

Citrix Systems *                                    37,000                  753

Cognos *                                            17,000                  615

Fair Isaac                                          44,000                1,469

Intuit *                                            50,000                1,929

Jack Henry & Associates                             62,000                1,246

Mercury Interactive *                               43,000                2,143

Network Associates *                               201,000                3,644

Red Hat *                                           71,000                1,631

                                                                         18,301

Total Information Technology                                             87,782


MATERIALS  3.3%

Chemicals  1.1%

Potash Corp./Saskatchewan                           40,000                3,876

                                                                          3,876

Metals & Mining  2.2%

International Steel *                               46,000                1,369

Newmont Mining                                      62,000                2,403

Nucor                                               50,000                3,838

                                                                          7,610

Total Materials                                                          11,486


TELECOMMUNICATION SERVICES  3.1%

Wireless Telecommunication Services  3.1%

Crown Castle International *                       173,000                2,552

Nextel Communications, Class A *                    54,000                1,440

Nextel Partners, Class A *                         143,000                2,276

Triton PCS Holdings, Class A *                      43,000                  187

Western Wireless, Class A *                        155,000                4,481

Total Telecommunication Services                                         10,936

Total Common Stocks (Cost  $237,769)                                    345,329

SHORT-TERM INVESTMENTS  1.7%

Money Market Fund  1.7%

T. Rowe Price Government Reserve Investment
  Fund, 1.04% #                                 6, 104,976                6,105

Total Short-Term Investments
(Cost  $6,105)                                                            6,105

Total Investments in Securities

99.8% of Net Assets (Cost $243,874)                             $       351,434


(1)  Denominated in U.S dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

CAD  Canadian dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (Cost $243,874)        $            351,434

Receivable for investment securities sold                                26,141

Other assets                                                                421

Total assets                                                            377,996

Liabilities

Payable for shares redeemed                                              25,030

Other liabilities                                                           953

Total liabilities                                                        25,983

NET ASSETS                                                 $            352,013
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $               (569)

Undistributed net realized gain (loss)                                   16,378

Net unrealized gain (loss)                                              107,560

Paid-in-capital applicable to 15,240,816 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      228,644

NET ASSETS                                                 $            352,013
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              23.10
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend Income                                            $                658

Expenses

  Investment management                                                   1,144

  Custody and accounting                                                     64

  Legal and audit                                                             7

  Prospectus and shareholder reports                                          4

  Shareholder servicing                                                       3

  Directors                                                                   2

  Miscellaneous                                                               3

  Total expenses                                                          1,227

Net investment income (loss)                                               (569)

Realized and Unrealized Gain (Loss)

  Net realized gain (loss) on securities                                 27,981

  Change in net unrealized gain (loss) on securities                      1,721

Net realized and unrealized gain (loss)                                  29,702

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             29,133
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Semiannual Report
(Unaudited)
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $          (569)     $          (785)

  Net realized gain (loss)                          27,981               14,251

  Change in net unrealized gain (loss)               1,721               91,686

  Increase (decrease) in net assets from
  operations                                        29,133              105,152

Capital share transactions *

  Shares sold                                       16,389               70,498

  Shares redeemed                                  (75,977)             (56,508)

  Increase (decrease) in net assets
  from capital share transactions                  (59,588)              13,990

Net Assets

Increase (decrease) during period                  (30,455)             119,142

Beginning of period                                382,468              263,326

End of period                              $       352,013      $       382,468
                                           -------------------------------------

(Including undistributed net investment
income (loss) of $(569) at 6/30/04 and
$0 at 12/31/03)

*Share information

  Shares sold                                          745                3,780

  Shares redeemed                                   (3,395)              (3,165)

  Increase (decrease) in shares outstanding         (2,650)                 615


The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Semiannual Report
June 30, 2004 (Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on July 31, 2003. The fund seeks to provide long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $20,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $75,499,000 and $134,999,000, respectively, for the six months ended June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $11,601,000 of unused capital loss carryforwards, of which $73,000 expire in 2009 and $11,528,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $243,874,000. Net unrealized gain aggregated $107,560,000 at period-end, of which $114,118,000 related to appreciated investments and $6,558,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.60% of the fund's average daily net assets. The fee is computed daily and paid monthly. At June 30, 2004, investment management fee payable totaled $182,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $36,000 for the six months ended June 30, 2004, of which $6,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $29,000.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Mid-Cap Equity Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.



Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Institutional Equity Funds, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004